BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNT POLICIES (Schedule of Component of Lease Expense) (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operating lease cost	$ 76,277	$ 152,842
Variable lease cost
Short-term lease cost
Total lease costs	$ 76,277	$ 152,842